SCHEDULE OF COMPONENTS OF NET DEFERRED TAX ASSETS (LIABILITIES) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Net operating losses	$ 55,899	$ 52,540
Capitalized research expenses	3,120	3,432
Fixed asset depreciation	477	487
Other	544	697
ASC 842 Right of Use Liability	300	137
Total deferred tax assets	60,340	57,293
Valuation allowance	(60,055)	(57,170)
Deferred tax assets	285	123
Deferred tax liabilities:
ASC 842 Right of Use Asset	(285)	(123)
Deferred tax liabilities	(285)	(123)
Net deferred tax assets